FAIR VALUE GAINS (LOSSES), NET (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of fair value measurement of assets [abstract]
Schedule of fair value gains (losses)
The components of fair value gains (losses), net, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2023	2022	2023	2022
Commercial properties	$(13)	$284	$(130)	$1,115
Commercial developments	(58)	40	(60)	104
Incentive fees(1)	—	(4)	(11)	(36)
Financial instruments and other	13	(297)	90	110
Total fair values (losses) gains, net	$(58)	$23	$(111)	$1,293
(1)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.